Business Combination - Summary of Consideration Transferred (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Business Combination [Abstract]
Total cash consideration	$ 15,018,371
Contingent consideration	8,588,000
Total consideration transferred	$ 23,606,371